Segmental Reporting (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Gaming Revenues	$ 10,160,370	$ 9,162,480	$ 35,583,131	$ 34,575,097
Intercompany Service revenue
Revenue	10,170,174	9,266,294	35,583,131	34,575,097
Operating expenses
Intercompany service expense
Selling expenses	6,215,161	7,407,706	27,584,492	24,142,110
General and administrative expenses	2,820,961	3,197,454	10,994,554	10,588,162
Total Costs and Expenses	9,036,122	10,605,160	38,579,046	34,730,272
(Loss) income from operations	1,134,052	(1,338,866)	(2,995,915)	(155,175)
Other (Expenses) Income
Interest expense, net	(139,974)	(147,636)	(972,443)	(619,709)
Amortization of debt discount	(450,229)	(1,356,476)	(4,154,922)	(1,995,128)
Virtual Generation bonus earnout			(561,351)
Loss on share issuances			(44,063)
Gain on litigation settlement				516,120
Imputed interest on related party advances				(761)
Loss on issuance of debt				(196,403)
Other income	11,798		149,565
Loss on marketable securities	130,000	(25,000)	(97,500)	(75,000)
Total Other Expenses	(448,405)	(1,529,112)	(5,680,714)	(2,370,881)
Loss Before Income Taxes	685,647	(2,867,978)	(8,676,629)	(2,526,056)
Income taxes provision	(528,038)	(245,974)	(598,176)	(1,102,701)
Net Loss	157,609	(3,113,952)	(9,274,805)	(3,628,757)
Betting Establishments [Member]
Net Gaming Revenues	10,160,370	9,207,410	35,209,477	34,433,461
Intercompany Service revenue	25,090	106,702	452,776	260,063
Revenue	10,185,460	9,314,112	35,662,253	34,693,524
Operating expenses
Intercompany service expense	799,714	609,477	2,839,211	2,168,870
Selling expenses	6,210,347	7,383,923	25,583,913	24,142,110
General and administrative expenses	1,245,510	1,020,281	5,109,135	4,968,280
Total Costs and Expenses	8,255,571	9,013,681	33,532,259	31,279,260
(Loss) income from operations	1,929,889	300,431	2,129,994	3,414,264
Other (Expenses) Income
Interest expense, net	(49,349)	(3,961)	(190,206)	(25,910)
Amortization of debt discount
Virtual Generation bonus earnout
Loss on share issuances
Other income	11,798		114,818
Loss on marketable securities
Total Other Expenses	(37,551)	(3,961)	(75,388)	(25,910)
Loss Before Income Taxes	1,892,338	296,470	2,054,606	3,388,354
Income taxes provision	(545,868)	(244,019)	(641,528)	(1,082,919)
Net Loss	1,346,470	52,451	1,413,078	2,305,435
Betting Platform Software and Services [Member]
Net Gaming Revenues	9,804	58,884	373,654	141,636
Intercompany Service revenue	799,714	609,477	2,839,211	2,168,870
Revenue	809,518	668,361	3,212,865	2,310,506
Operating expenses
Intercompany service expense	25,090	106,702	452,776	260,063
Selling expenses	553,897	23,783	2,000,579
General and administrative expenses	444,538	662,673	1,294,617	2,360,357
Total Costs and Expenses	1,023,525	793,158	3,747,972	2,620,420
(Loss) income from operations	(214,007)	(124,797)	(535,107)	(309,914)
Other (Expenses) Income
Interest expense, net	3		3
Amortization of debt discount
Virtual Generation bonus earnout
Loss on share issuances
Other income
Loss on marketable securities
Total Other Expenses	3		3
Loss Before Income Taxes	(214,004)	(124,797)	(535,104)	(309,914)
Income taxes provision	(5,530)	(1,955)	(43,352)	(18,042)
Net Loss	(219,534)	(126,752)	(491,752)	(327,956)
All Other [Member]
Net Gaming Revenues
Intercompany Service revenue
Revenue
Operating expenses
Intercompany service expense
Selling expenses
General and administrative expenses	581,830	1,514,500	4,590,802	3,259,525
Total Costs and Expenses	581,830	1,514,500	4,590,802	3,259,525
(Loss) income from operations	(581,830)	(1,514,500)	(4,590,802)	(3,259,525)
Other (Expenses) Income
Interest expense, net	(90,628)	(143,675)	(782,240)	(593,799)
Amortization of debt discount	(450,229)	(1,356,476)	(4,154,922)	(1,995,128)
Virtual Generation bonus earnout			561,351
Loss on share issuances			(44,063)
Gain on litigation settlement				516,120
Imputed interest on related party advances				(761)
Loss on issuance of debt				(196,403)
Other income			34,747
Loss on marketable securities	130,000	(25,000)	(97,500)	(75,000)
Total Other Expenses	(410,857)	(1,525,151)	(5,605,329)	(2,344,971)
Loss Before Income Taxes	(992,687)	(3,039,651)	(10,196,131)	(5,604,496)
Income taxes provision	23,360			(1,740)
Net Loss	(969,327)	(3,039,651)	(10,196,131)	(5,606,236)
Adjustments [Member]
Net Gaming Revenues
Intercompany Service revenue	(824,804)	(716,179)
Revenue	(824,804)	(716,179)
Operating expenses
Intercompany service expense	(824,804)	(716,179)
Selling expenses
General and administrative expenses
Total Costs and Expenses	(824,804)	(716,179)
(Loss) income from operations
Other (Expenses) Income
Interest expense, net
Amortization of debt discount
Other income
Loss on marketable securities
Total Other Expenses
Loss Before Income Taxes
Income taxes provision
Net Loss
Adjustements [Member]
Net Gaming Revenues
Intercompany Service revenue			(3,291,987)	(2,428,933)
Revenue			(3,291,987)	(2,428,933)
Operating expenses
Intercompany service expense			(3,291,987)	(2,428,933)
Selling expenses
General and administrative expenses
Total Costs and Expenses			(3,291,987)	(2,428,933)
(Loss) income from operations
Other (Expenses) Income
Interest expense, net
Amortization of debt discount
Virtual Generation bonus earnout
Loss on share issuances
Other income
Loss on marketable securities
Total Other Expenses
Loss Before Income Taxes
Income taxes provision
Net Loss